Average Annual Total Returns - Emerging Markets Equity Fund	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Since Inception	Institutional before taxes Inception Date	Investor before taxes One Year	Investor before taxes Five Years	Investor before taxes Since Inception	Investor before taxes Inception Date	Investor After Taxes on Distributions One Year		Investor After Taxes on Distributions Five Years		Investor After Taxes on Distributions Since Inception		Investor after taxes on distributions and sale of Fund shares One Year		Investor after taxes on distributions and sale of Fund shares Five Years		Investor after taxes on distributions and sale of Fund shares Since Inception		MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes) One Year	MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes) Five Years	MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	22.15%	12.50%	4.44%	Oct. 31, 2013	21.60%	12.16%	4.13%	Oct. 31, 2013	21.29%	[1]	11.81%	[1]	3.77%	[1]	12.93%	[1]	9.62%	[1]	3.11%	[1]	18.25%	12.79%	5.58%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.